Dividends on Ordinary Shares - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends On Ordinary Shares [abstract]
Dividends declared	£ 250	£ 221
Dividends paid	£ 668
Percentage of dividend on recurring earnings	50.00%